Structured Entities (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2021			2020
	Canadian and U.S. customer securitization vehicles (1) (3)	Capital vehicles	Other securitization vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles
Interests recorded on our Consolidated Balance Sheet
Cash and cash equivalents	63	1,210	–	46	1,173	–
Trading securities	24	–	58	75	–	72
FVTPL securities	218	–	–	158	–	–
FVOCI securities	464	–	–	291	–	–
Amortized cost securities	–	–	93	–	–	102
Derivatives	2	–	–	22	–	–
Other	5	–	–	–	39	–
	776	1,210	151	592	1,212	174
Deposits	63	1,210	–	46	1,173	–
Other	–	22	–	–	25	–
Exposure to loss (2)	14,208	–	151	7,015	1	174
Total assets of the entities	8,116	1,234	5,686	5,265	1,198	2,560

(1)
Securities held that are issued by our Canadian and U.S. customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.
(3)	Includes the U.S. customer securitization vehicle, Fairway Financial Company LLC, which was deconsolidated on a prospective basis during fiscal 2021.

Consolidated structured entities [member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2021		2020
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	7,106	7,106	6,825	6,825
Consumer instalment and other personal (2)	5,228	5,238	6,291	6,312
Business and government	250	253	484	484
Total	12,584	12,597	13,600	13,621
Associated liabilities (3)	7,278	7,341	8,272	8,416

(1)	Carrying amount of loans is net of allowance.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.